Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND

SEMIANNUAL REPORT/DECEMBER 31, 1995
Photographic image of man seated at breakfast table with wife standing behind him.

CONTENTS
3    Dear shareholder
5    Answering your questions
10   Fund performance
12   Commonly used terms
14   Shareholder meeting report
15   Portfolio of investments
28   Statement of net assets
29   Statement of operations
30   Statement of changes in net assets
32   Notes to financial statements
40   Financial highlights

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen
 "Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."

During 1995, we enjoyed a strong rebound in the bond markets--a welcome change from 1994, which was one of the most volatile periods in bond market history. In fact, 1995 turned out to be one of the best years for bonds in a decade. The juxtaposition of these two contrasting periods serves as a reminder that weathering the ups and downs of the markets is a normal part of the investment process. We can gain a better perspective on this process if we remember one of the basic principles of investing: A financial plan that focuses on your long-term goals can minimize the impact of short-term market volatility.
  Because they offer steady tax-free income and diversification across market sectors, municipal bond funds continue to be an attractive way to invest for the long term. Throughout the past year, we have kept our sights focused on successfully meeting your objectives: seeking to provide you with a solid source of current income and enhanced share price relative to the market as a whole.
  As of December 31, 1995, the current annual yields on share prices for the funds covered in this report ranged from 6.00% to 6.24%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 9.38% on taxable alternatives. Without question, taxable yields at this level on investments of comparable quality are difficult to achieve in today's markets.

  Reflecting the rebound in the bond market, each of these funds reported gains in net asset value over December 31, 1994, as well as substantial increases in share price. The 12-month total return on net asset value, reflecting share price gains plus reinvested dividend income, ranged from 16.65% to 29.68%, which translates to 20.60% to 33.34% on a taxable-equivalent basis. These performance results remind us of the important role that municipal bonds--and the tax-free income they provide--can play as part of an investment strategy focused on diversification and long-term performance.
  The value and dependability of your municipal bond investments are enhanced by the fact that you have chosen tax-free exchange-traded funds managed by Nuveen. We offer a combination of professional management, award-winning research, and shareholder service that distinguishes Nuveen as a fund manager.
  Our portfolio management strategy, which we call value investing, relies on a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that are underpriced or undervalued by the market. This approach is supported by the strength of Nuveen Research, which provides the insights and experience to assist portfolio managers in identifying and selecting bonds with strong credit quality. Our research professionals continually monitor our holdings in order to alert portfolio managers concerning changes that may affect quality.
  Nuveen also prides itself on its exceptional service to shareholders. Through annual and semiannual reports, regular statements, and our toll-free information lines, our communication programs help us stay in touch with your needs and concerns. We also provide support to financial advisers across the nation by supplying them with the information they need to answer your questions and recommend products to meet your needs.
  As you review the following pages detailing the solid performance of your funds, we trust you will come away with the feeling that these results, coupled with Nuveen's continued pledge of premium service, add up to a rewarding investment experience. We look forward to serving your tax-free investment needs in the future.

Sincerely,



Richard J. Franke
Chairman of the Board
February 15, 1996

Answering your questions
Tom Spalding, head of Nuveen's portfolio management team, offers insights into the bond market recovery and the outlook for 1996.

How has the recovery of the municipal bond market affected Nuveen funds?

In short, the recent market recovery has helped most Nuveen funds regain some of the share price they lost during 1994. To put this in perspective, the setback in the bond market in 1994--which goes on record as one of the most volatile periods in decades--was the first downturn experienced by many Nuveen exchange-traded fund investors, and some reacted by selling their shares. This, in turn, drove share prices down even further. Since the beginning of the recovery in early 1995, however, municipal bond prices have increased, and most Nuveen funds have seen their prices rise 12% to 15%. Because of their capital structure, leveraged funds such as the ones covered in this report experienced greater price declines in 1994 than unleveraged funds, and they generally responded more quickly to the stabilizing interest rate environment with recovering prices in 1995.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

Why do these funds continue to trade at a discount despite the recovery?
To understand why this is happening, it may be helpful to remember that each share has two prices: the net asset value (NAV), which represents the underlying value of the fund, and the share price, which reflects the market's assessment of the fund.
  As the market turned around in 1995, net asset values appreciated more quickly than share prices. This is typical of a market that sometimes takes time to recognize underlying value balanced against the various factors that affect share price, such as interest rates, inflation forecasts, the relative strength of the stock market, and legislative and tax outlooks.
  Nuveen investors should be aware that the net asset values for the funds covered in this report remain quite strong. For long-term investors, in fact, the current period may present a buying opportunity, as shares can be purchased at discount prices and at a time when the bond market is strong.

What does Nuveen see as the impact of the flat tax proposals?
We have been closely monitoring the various flat tax proposals currently being debated in Congress and their implications for tax-free funds. Four major tax reform proposals are currently under discussion, all with the common goal of simplifying the federal tax code and increasing incentives for saving and investment. It is important to note that none of the proposals has gained a strong consensus and that implementation of any measure that manages to pass both houses is at least two years away. We believe that some action on the tax reform front is likely, as federal tax laws are constantly being reevaluated and revised, although changes of the magnitude outlined in these proposals are rare.
  As we look at the bond market today, we can see some evidence that the market is already compensating investors for the uncertainty of the tax reform situation. Yields on municipal bonds are currently at levels equal to 90% or more of long-term Treasury bond yields, an historically high position; the typical yield ratio is 80-85%. On average, current municipal yields are comparable to taxable yields in the 10% range, providing good value that is difficult to match.
  Once the tax reform issue is resolved, we're confident that municipal bonds--because of their high credit quality and attractive yields--will continue to hold a strategic place in the prudent investor's portfolio. The importance of municipal bonds is enhanced by the integral role they play in maintaining our way of life in this country. Our cities, counties, and states will always have a need for financing to build and upgrade projects such as roads, hospitals, and water treatment systems, and municipal bonds will continue to be an essential way to match America's long-term needs for capital improvements with investors' long-term needs for secure income.

What is Nuveen's outlook as we head into 1996?
Inflation remains low, and the economy seems to be expanding at a reasonable pace. While both of these factors can change and have an impact on the bond market, the current environment is favorable for bonds. Although the supply of municipal bonds is down from past years, demand from institutional investors such as insurance companies was strong in 1995, contributing to the rebound in municipal prices. If we experience continued slow and steady economic growth, combined with low inflation and stable interest rates, that should attract greater numbers of individual investors as well.

What does Nuveen mean by "value investing"? Where are Nuveen analysts finding value today?

At Nuveen, we define value investing as a disciplined approach to security selection and portfolio construction designed to deliver above-market performance by emphasizing securities that offer good intrinsic value but that are underpriced or undervalued by the market. Our value investing approach concentrates on identifying individual bonds with current yields, prices, credit quality, and future prospects that are exceptionally attractive in relation to other bonds in the market.
  As we search for value in the market today, our analysts continue to assess investment potential across the entire spectrum of geographical and sector opportunities. During 1995, we saw many credit upgrades on portfolio holdings, meaning that our judgments about credit quality have been rewarded. We currently favor revenue bonds that offer a dedicated revenue stream (such as those issued for tollways or recycling plants) over general obligation bonds, which rely on the taxing power of a state or municipality.
  One example of revenue bonds that have performed exceptionally well for us recently are those issued for the Denver International Airport. Although the well-publicized delay in the opening of this new airport negatively affected its outstanding debt, we at Nuveen did our own research, focusing on long-term factors, and were satisfied that the airport would meet or exceed traffic projections while continuing as a major hub for United Airlines. Our expectation that the airport's debt would, in fact, increase in value has happened, to the benefit of our shareholders.

NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND
NQF
In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends. In addition, shareholders received a capital gains distribution in December 1995.
12 MONTH DIVIDEND HISTORY
Date           Monthly Dividends  Supplemental Dividends    Capital Gains
1/09/95        $0.0825
2/09/95        $0.0825
3/09/95        $0.0825
4/07/95        $0.0825
5/09/95        $0.0825
6/13/95        $0.0825
7/12/95        $0.0825
8/11/95        $0.0825
9/13/95        $0.0825
10/11/95       $0.0825
11/13/95       $0.0825
12/13/95       $0.0825                                      $0.0038
FUND HIGHLIGHTS 12/31/95
Yield                                    6.24%
Taxable-equivalent yield                 9.75%
Annual total return on NAV              16.65%
Taxable-equivalent total return         20.60%
Federal tax rate                        36.00%
Share price                            $15.875
NAV                                    $15.89
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND
NUF
While the dividend income remained attractive compared with other fixed income alternatives, the Fund adjusted its monthly level twice during the year, seeking a level in line with its earnings.
12 MONTH DIVIDEND HISTORY
Date            Monthly Dividends  Supplemental Dividends    Capital Gains
1/04/95         $0.0760
2/09/95         $0.0790
3/09/95         $0.0790
4/07/95         $0.0790
5/09/95         $0.0790
6/13/95         $0.0790
7/12/95         $0.0790
8/11/95         $0.0770
9/13/95         $0.0770
10/11/95        $0.0770
11/13/95        $0.0770
12/13/95        $0.0770
FUND HIGHLIGHTS 12/31/95
Yield                                  6.16%
Taxable-equivalent yield               9.63%
Annual total return on NAV            19.62%
Taxable-equivalent total return       23.47%
Federal tax rate                      36.00%
Share price                          $15.00
NAV                                  $15.84
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND
NFL
In keeping with the Fund's objective of providing dependable tax-free income, shareholders enjoyed 12 months of stable dividends.
12 MONTH DIVIDEND HISTORY
Date            Monthly Dividends  Supplemental Dividends    Capital Gains
1/03/95         $0.0650
2/09/95         $0.0650
3/09/95         $0.0650
4/07/95         $0.0650
5/09/95         $0.0650
6/13/95         $0.0650
7/12/95         $0.0650
8/11/95         $0.0650
9/13/95         $0.0650
10/11/95        $0.0650
11/13/95        $0.0650
12/13/95        $0.0650
FUND HIGHLIGHTS 12/31/95
Yield                              6.00%
Taxable-equivalent yield           9.38%
Annual total return on NAV        29.68%
Taxable-equivalent total return   33.34%
Federal tax rate                  36.00%
Share price                      $13.00
NAV                              $15.11
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, December 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36%, based on 1995 incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the 6-month period ended December 31, 1995. Any future repurchases will be reported to shareholders.

SHAREHOLDER MEETING REPORT
On December 14, 1995, the following Nuveen Exchange-Traded Funds held an
Annual Meeting of Shareholders. At the meeting, shareholders voted to elect directors of the Funds and to ratify selection of Ernst & Young L.L.P. as the auditors for the Funds. The directors elected at the meeting include: Lawrence
H. Brown, Richard J. Franke, Anne E. Impellizzeri, and Peter R. Sawers.
                                                                          NQF            NUF            NFL
Approval of the DIRECTORS
was reached as follows:
Lawrence H. Brown
   For                                                                14,689,652     13,081,790     12,974,735
   Abstain                                                               130,209         95,436        175,967
                                                                      ----------     ----------     ----------
     Total                                                            14,819,861     13,177,226     13,150,702
                                                                      ==========     ==========     ==========
Richard J. Franke
   For                                                                14,701,983     13,086,091     12,962,619
   Abstain                                                               117,878         91,135        188,083
                                                                      ----------     ----------     ----------
     Total                                                            14,819,861     13,177,226     13,150,702
                                                                      ==========     ==========     ==========
Anne E. Impellizzeri
   For                                                                14,690,765     13,088,327     12,973,587
   Abstain                                                               129,096         88,899        177,115
                                                                      ----------     ----------     ----------
     Total                                                            14,819,861     13,177,226     13,150,702
                                                                      ==========     ==========     ==========
Peter R. Sawers
   For                                                                14,699,831     13,090,513     12,979,249
   Abstain                                                               120,030         86,713        171,453
                                                                      ----------     ----------     ----------
     Total                                                            14,819,861     13,177,226     13,150,702
                                                                      ==========     ==========     ==========
Ratification of auditors
was reached as follows:
   For                                                                14,600,657     12,975,170     12,915,905
   Against                                                                47,595         53,945         80,402
   Abstain                                                               171,609        148,111        154,395
                                                                      ----------     ----------     ----------
     Total                                                            14,819,861     13,177,226     13,150,702
                                                                      ==========     ==========     ==========

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN FLORIDA INVESTMENT QUALITY MUNICIPAL FUND (NQF)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  4,750,000     Florida Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax,
                         5.875%, 1/01/27                                                 1/04 at 100            AAA   $  4,713,140
     10,750,000     Florida Housing Finance Agency, Alternative
                         Minimum Tax, 6.200%, 7/01/27                                    1/06 at 102             Aa     10,959,733
      2,000,000     Florida Housing Finance Agency, 6.400, 6/01/24                       6/02 at 103            AAA      2,077,220
                    Florida Keys Aqueduct Authority, Water Revenue:
     10,165,000          6.750%, 9/01/21 (Pre-refunded to 9/01/01)                       9/01 at 101            Aaa     11,540,731
        835,000          6.750%, 9/01/21                                                 9/01 at 101            Aaa        919,360
                    Florida State Board of Education:
      6,955,000          6.000%, 6/01/20                                                 6/05 at 101             Aa      7,241,755
      2,030,000          6.700%, 6/01/22 (Pre-refunded to 6/01/01)                       6/01 at 101             Aa      2,283,628
      2,285,000          5.875%, 6/01/23                                                 6/03 at 101             Aa      2,344,341
     10,000,000     Florida General Obligation, Jacksonville
                         Transportation, 7.000%, 7/01/13                                 7/97 at 102             Aa     10,626,300
      6,845,000     Brevard County Housing Finance Authority, Single
                         Family Mortgage, 7.000%, 9/01/23                                3/01 at 102            Aaa      7,335,444
      2,810,000     Broward County Public Improvement,
                         12.500%, 1/01/04                                               No Opt. Call             Aa      4,266,845
      5,245,000     Broward County Housing Finance Authority
                         (GNMA and FNMA), Alternative Minimum Tax,
                         7.350%, 3/01/23                                                 3/01 at 102            AAA      5,548,948
      7,475,000     Broward County School Board, Certificates of
                         Participation, 6.500%, 7/01/11                                  7/01 at 102            Aaa      8,158,664
      3,000,000     Cape Canaveral Hospital District, 6.875%, 1/01/21                    1/01 at 102            Aaa      3,299,550
      1,500,000     Cape Coral Health Facilities Authority (The Cape
                         Coral Medical Center), 7.500%, 11/15/21                        11/03 at 102            Caa      1,230,000
     11,000,000     Charlotte County Utility System, 7.000%, 10/01/14
                         (Pre-refunded to 10/01/01)                                     10/01 at 102            Aaa     12,732,500
      1,500,000     Coral Springs Improvement District, General
                         Obligation, Water and Sewer, 5.500%, 6/01/14                    6/02 at 102            Aaa      1,513,500
                    Collier County Water-Sewer District:
      7,345,000          6.500%, 7/01/21 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa      8,067,895
      4,155,000          6.500%, 7/01/21                                                 7/99 at 102            Aaa      4,471,029
      3,700,000     Dade County Public Improvement,
                         12.000%, 10/01/98                                              No Opt. Call            Aaa      4,461,830
      4,800,000     Dade County (Miami International Airport),
                         Alternative Minimum Tax, 6.750%, 10/01/06                      10/98 at 102             Aa      5,175,120
                    Dade County Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax:
      1,720,000          7.750%, 9/01/22                                                 9/00 at 102            Aaa      1,833,228
        765,000          7.250%, 9/01/23                                                 3/01 at 102            Aaa        808,131
      1,000,000          6.550%, 10/01/27                                                4/05 at 102            AAA      1,035,310
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  6,750,000     Dade County School District, 7.375%, 7/01/08
                         (Pre-refunded to 7/01/99)                                       7/99 at 102            Aaa   $  7,605,765
      2,395,000     Dade County (Courthouse Center), 6.300%, 4/01/14                     4/04 at 102              A      2,587,295
      3,000,000     Dade County Water and Sewer System,
                         5.500%, 10/01/25                                               10/05 at 102            Aaa      3,026,880
      7,000,000     Escambia County Health Facilities Authority
                         (Baptist Hospital), 8.700%, 10/01/14                           10/98 at 102           BBB+      7,784,140
        995,000     Fort Myers Special Assessment, Geographic Area
                         No. 24 Improvement, 7.100%, 7/01/06                             7/01 at 102           BBB-      1,046,571
                    Greater Orlando Aviation Authority, Alternative
                         Minimum Tax:
      1,315,000          7.400%, 10/01/06                                               10/96 at 102             A1      1,368,165
      5,000,000          5.500%, 10/01/18                                               10/03 at 102            Aaa      4,996,300
      2,000,000     Green Cove Springs Utilities, 6.750%, 10/01/10                      10/01 at 102            Aaa      2,245,340
      3,530,000     Halifax Hospital Medical Center (Daytona Beach
                         Hospital), 6.750%, 10/01/06 (Pre-refunded
                         to 10/01/01)                                                   10/01 at 102            Aaa      4,029,566
      5,000,000     Hernando County Criminal Justice Complex,
                         Financing Program, 7.650%, 7/01/16                             No Opt. Call            Aaa      6,636,850
      4,000,000     Hillsborough County Aviation Authority (Tampa
                         International Airport), 6.900%, 10/01/11                       10/99 at 102            Aaa      4,400,760
     10,000,000     Jacksonville Electric Authority (St. John's River
                         Power Park System), 6.000%, 10/01/15                           10/99 at 100             Aa     10,212,400
     11,000,000     Jacksonville Health Facilities Authority (Daughters
                         of Charity Health System - St. Vincent),
                         7.500%, 11/01/15 (Pre-refunded to 11/01/00)                    11/00 at 102            Aaa     12,806,420
     11,000,000     Jacksonville Health Facilities Authority (St. Luke's
                         Hospital Association), 7.125%, 11/15/20                        11/01 at 102            AA+     12,160,500
                    Lee County Solid Waste System, Alternative
                         Minimum Tax:
      6,500,000          7.000%, 10/01/05                                               10/01 at 102            Aaa      7,310,030
      4,750,000          7.000%, 10/01/06                                               10/01 at 102            Aaa      5,307,033
      4,385,000     Leon County Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.300%, 4/01/21                                                 4/01 at 102            Aaa      4,641,829
      3,690,000     Manatee County Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         7.600%, 11/01/26                                               11/05 at 105            Aaa      4,101,066
     10,620,000     Martin County Pollution Control (Florida Power &
                         Light Company), 7.300%, 7/01/20                                 7/00 at 102            Aaa     12,043,292
      1,000,000     North Springs Improvement District Water and
                         Sewer, General Obligation, 7.000%, 10/01/09                    No Opt. Call            Aaa      1,204,340
      7,925,000     Orange County Health Facilities Authority
                         (Adventist Health System/Sunbelt),
                         6.750%, 11/15/21                                               11/01 at 102            Aaa      8,782,485
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  4,500,000     Orange County Tourist Development,
                         6.000%, 10/01/21                                               10/02 at 100            Aaa   $  4,690,755
      2,500,000     Orange County Water and Wastewater,
                         7.750%,10/01/07 (Pre-refunded to 10/01/97)                     10/97 at 102            Aaa      2,716,350
                    Orange County Housing Finance Authority
                         (GNMA), Alternative Minimum Tax:
      3,785,000          7.250%, 9/01/11                                                 3/01 at 103            AAA      4,041,358
      8,810,000          7.375%, 9/01/24                                                 3/01 at 103            AAA      9,406,613
                    Orlando Utilities Commission, Water and Electric
                         System:
      5,000,000          6.000%, 10/01/10                                               No Opt. Call            Aa1      5,547,450
      2,450,000          5.000%, 10/01/23                                               10/99 at 100             Aa      2,338,452
        750,000          5.000%, 10/01/23                                               10/02 at 101            Aa1        715,853
                    Orlando and Orange County Expressway Authority:
     14,660,000          7.500%, 7/01/16 (Pre-refunded to 7/01/96)                       7/96 at 102            Aaa     15,242,442
      1,500,000          5.250%, 7/01/19                                                 7/03 at 102            Aaa      1,486,995
        500,000     Palm Beach County General Obligation,
                         4.600%, 7/01/07                                                No Opt. Call             Aa        487,570
                    Palm Beach County Health Facilities Authority
                         (JFK Medical Center):
      6,715,000          8.875%, 12/01/18 (Pre-refunded to 12/01/98)                    12/98 at 102            BBB      7,676,387
      4,650,000          8.875%, 12/01/18                                               12/98 at 102            BBB      5,197,584
      1,400,000     Pembroke Pines Capital Improvement,
                         6.000%, 10/01/25                                               10/04 at 102            Aaa      1,475,320
      6,000,000     Royal Palm Beach Village Utility System,
                         6.875%, 10/15/15                                               10/01 at 102            Aaa      6,764,340
      5,000,000     St. John's County Industrial Development Authority
                         (Flagler Hospital), 6.000%, 8/01/22                             8/02 at 102              A      5,033,000
      5,000,000     St. Lucie County Utility System, 7.125%, 10/01/17
                         (Pre-refunded to 10/01/00)                                     10/00 at 102            Aaa      5,729,500
      4,000,000     St. Petersburg Health Facilities Authority (St.
                         Joseph's Hospital Inc.), 7.000%, 12/01/15                      12/01 at 102            Aaa      4,541,360
      5,250,000     Seminole County Water and Sewer System,
                         6.000%, 10/01/19                                               No Opt. Call            Aaa      5,923,313
      1,175,000     Tallahassee Consolidated Utility System,
                         5.750%, 10/01/19                                               10/05 at 100             Aa      1,197,277
      4,500,000     Tampa (The Florida Aquarium Project),
                         7.750%, 5/01/27                                                 5/02 at 102            N/R      4,895,505
                    Tampa Sports Authority:
      1,250,000          5.750%, 10/01/20                                               No Opt. Call            Aaa      1,368,062
      1,250,000          5.750%, 10/01/25                                               No Opt. Call            Aaa      1,374,625
      4,350,000     Tampa Water and Sewer System, 6.000%, 10/01/17                      10/02 at 101            Aaa      4,795,745
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Volusia County Airport System (Daytona Beach
                         Regional Airport), Alternative Minimum Tax:
   $    475,000          7.000%, 10/01/21 (Pre-refunded to 10/01/00)                    10/00 at 102            Aaa   $    541,760
      1,425,000          7.000%, 10/01/21                                               10/00 at 102            Aaa      1,588,846
      5,650,000     Volusia County School Board, 6.750%, 8/01/11
                         (Pre-refunded to 8/01/01)                                       8/01 at 102            Aaa      6,450,379
   $327,030,000     Total Investments - (cost $326,893,672) - 98.1%                                                    358,168,069
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.3%
   $  1,000,000     Hillsborough County Industrial Development
                         Authority (Tampa Electric Company), Variable
                         Rate Demand Bonds, 5.900%, 9/01/25t                                                   Aa-2      1,000,000
        200,000     Pinellas County, Pooled Hospital Loan Program,
                         Variable Rate Demand Bonds, 5.950%, 12/01/15t                                       VMIG-1        200,000
   $  1,200,000     Total Temporary Investments - 0.3%                                                                   1,200,000
   ============
                    Other Assets Less Liabilities - 1.6%                                                                 5,896,173
                    Net Assets - 100%                                                                                 $365,264,242
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          48           $245,792,198            68%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          14             75,557,224            21
PORTFOLIO OF                                    A+                            A1           1              1,368,165             1
INVESTMENTS                                  A, A-                     A, A2, A3           2              7,620,295             2
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           4             21,704,682             6
TEMPORARY                                    Other                         Other           1              1,230,000             1
INVESTMENTS):                            Non-rated                     Non-rated           1              4,895,505             1
TOTAL                                                                                     71           $358,168,069           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN FLORIDA QUALITY INCOME MUNICIPAL FUND (NUF)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,000,000     Florida Department of General Services, General
                         Obligation, 6.600%, 7/01/17                                     7/02 at 101             Aa   $  1,106,020
      2,000,000     Florida Department of Corrections, Certificates of
                         Participation, 6.000%, 3/01/14                                  3/04 at 102             A1      2,101,600
      2,000,000     Florida Housing Finance Agency, Single Family
                         Mortgage, Alternative Minimum Tax,
                         5.875%, 1/01/27                                                 1/04 at 100            AAA      1,984,480
      5,500,000     Florida Housing Finance Agency, Alternative
                         Minimum Tax, 6.200%, 7/01/27                                    1/06 at 102             Aa      5,607,305
      1,000,000     Florida Housing Finance Agency (Holly Cove
                         Apartments), Alternative Minimum Tax,
                         6.150%, 10/01/25                                               10/05 at 102            Aaa      1,014,940
      1,750,000     Florida Housing Finance Agency, 6.400%, 6/01/24                      6/02 at 103            AAA      1,817,568
      6,180,000     Florida Housing Finance Agency, Home Ownership,
                         8.595%, 11/01/17                                               No Opt. Call            AAA      6,952,376
      3,260,000     Florida Housing Finance Agency, Single Family
                         Mortgage (GNMA), 7.100%, 1/01/17                                3/97 at 103            AAA      3,408,493
        335,000     Florida Housing Finance Agency, Home Ownership
                         (GNMA), Alternative Minimum Tax,
                         8.595%, 11/01/18                                               No Opt. Call            AAA        356,989
                    Florida Board of Education General Obligation:
      3,290,000          7.250%, 6/01/23                                                 6/00 at 102             Aa      3,716,483
      1,510,000          5.500%, 6/01/23                                                 6/03 at 101             Aa      1,511,435
      1,000,000          5.200%, 6/01/23                                                 6/03 at 101             Aa        976,400
      5,000,000          6.000%, 6/01/25                                                 6/00 at 100             Aa      5,099,650
                    Florida Turnpike Authority:
      1,250,000          9.500%, 7/01/00                                                No Opt. Call            Aaa      1,518,813
      1,000,000          5.000%, 7/01/15                                                 7/03 at 101            Aaa        984,700
      4,985,000          7.500%, 7/01/19 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa      5,637,188
      2,000,000          5.625%, 7/01/25                                                 7/05 at 101            Aaa      2,033,300
                    Florida General Obligation, Jacksonville
                         Transportation:
      3,900,000          7.000%, 7/01/13                                                 7/97 at 102             Aa      4,144,257
      1,510,000          5.300%, 7/01/18                                                 7/03 at 101             Aa      1,499,204
      1,000,000     Alachua County Health Facilities Authority (Shands
                         Hospital), 5.750%, 12/01/15                                    12/02 at 100            Aaa      1,017,920
      2,150,000     Alachua County Library District, General
                         Obligation, 6.600%, 8/01/10                                     8/01 at 102            Aaa      2,368,935
      1,500,000     Bradford County Health Facility Authority (Santa
                         Fe Healthcare), 6.050%, 11/15/16                               11/98 at 102           BBB+      1,501,755
                    Brevard County Educational Facilities Authority
                         (Florida Institute of Technology):
      3,365,000          6.750%, 11/01/07                                               11/02 at 102            BBB      3,689,622
      4,790,000          6.875%, 11/01/22                                               11/02 at 102            BBB      4,946,106
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,150,000     Brevard County Sales Tax, 5.250%, 12/01/13                          12/03 at 102            Aaa   $  1,157,464
      5,000,000     Broward County Airport System, Alternative
                         Minimum Tax, 7.625%, 10/01/13                                  10/98 at 102            Aaa      5,496,200
      2,000,000     Broward County, Certificates of Participation,
                         5.500%, 6/01/13                                                 6/04 at 102            Aaa      2,055,000
                    Cape Coral Health Facilities Authority (The Cape
                         Coral Medical Center):
      1,500,000          7.800%, 11/15/18                                               11/99 at 102            Caa      1,230,000
      3,085,000          7.500%, 11/15/21                                               11/03 at 102            Caa      2,529,700
      3,490,000     Charlotte County Utility System, 6.875%, 10/01/21
                         (Pre-refunded to 10/01/01)                                     10/01 at 102            Aaa      4,005,962
     10,000,000     Citrus County Pollution Control (Florida Power
                         Corporation - Crystal River Project),
                         6.625%, 1/01/27                                                 1/02 at 102             A1     10,755,700
      1,200,000     Cocoa Beach Utility System, 5.450%, 12/01/20                        12/01 at 101            Aaa      1,203,024
                    Collier County Water-Sewer District:
      3,910,000          6.500%, 7/01/21 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa      4,294,822
      2,190,000          6.500%, 7/01/21                                                 7/99 at 102            Aaa      2,356,571
      8,450,000     Dade County (Miami International Airport),
                         Alternative Minimum Tax, 6.750%, 10/01/06                      10/98 at 102             Aa      9,110,368
                    Dade County Housing Finance Authority, Single
                         Family Mortgage:
      5,755,000          6.950%, 12/15/12                                               12/01 at 102            Aaa      6,175,230
        410,000          7.000%, 3/01/24                                                 3/01 at 102            Aaa        435,035
      3,420,000     Dade County Water and Sewer System,
                         5.500%, 10/01/18                                               10/05 at 102            Aaa      3,462,545
      7,000,000     Dade County Health Facilities Authority (North
                         Shore Medical Center), 6.500%, 8/15/15                          8/02 at 102            Aaa      7,614,040
      5,000,000     Davie Water and Sewer System, 6.250%, 10/01/17                      10/02 at 102            Aaa      5,373,500
      2,205,000     Dunedin (Mease Health Care), 6.750%, 11/15/21
                         (Pre-refunded to 11/15/01)                                     11/01 at 102            Aaa      2,529,576
      7,350,000     Fort Lauderdale General Obligation, 6.300%, 7/01/07                  1/99 at 101             Aa      7,690,526
                    Greater Orlando Aviation Authority, Alternative
                         Minimum Tax:
      8,540,000          6.500%, 10/01/12                                               10/02 at 102            Aaa      9,298,267
      4,450,000          8.375%, 10/01/16                                               10/98 at 102             A1      4,978,438
      5,500,000          5.500%, 10/01/18                                               10/03 at 102            Aaa      5,495,930
      1,500,000     Hillsborough County Aviation Authority (Tampa
                          International Airport), 5.500%, 10/01/13                      10/03 at 102            Aaa      1,532,235
                    Hillsborough County Industrial Development,
                         Authority Pollution Control (Tampa Electric
                         Company):
      5,830,000          7.875%, 8/01/21                                                 8/01 at 103            Aa2      6,874,619
      9,800,000          8.000%, 5/01/22                                                 5/02 at 103            Aa2     11,785,186
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $    500,000     Hillsborough County Industrial Development
                         Authority (University Community Hospital),
                         5.800%, 8/15/24                                                 8/04 at 102            Aaa   $    517,410
                    Hillsborough County, Capital Improvement (Museum
                         of Science and Industry):
        575,000          6.400%, 1/01/12                                                 1/00 at 102              A        609,132
      1,000,000          6.450%, 1/01/22                                                 1/00 at 102              A      1,057,420
      4,750,000     Hollywood Water and Sewer System,
                         6.875%, 10/01/21 (Pre-refunded to 10/01/01)                    10/01 at 102            Aaa      5,452,240
                    Jackson Electric Authority:
      1,500,000          5.750%, 10/01/12                                               10/02 at 101            Aa1      1,551,480
      2,000,000          5.500%, 10/01/14                                               10/02 at 101            Aa1      2,014,240
      3,000,000          6.750%, 10/01/16 (Pre-refunded to 10/01/00)                10/00 at 101 1/2            Aaa      3,377,190
      4,625,000          6.750%, 10/01/21 (Pre-refunded to 10/01/00)                10/00 at 101 1/2            Aaa      5,206,501
      1,250,000     Jacksonville Electric Authority (St. John's River
                         Power Park System), 5.500%, 10/01/13                            4/03 at 101            Aa1      1,276,061
      5,000,000     Jacksonville Electric Authority, Special Obligation
                         5th Crossover Series, 5.375%, 10/01/10                         10/04 at 101            Aa1      5,088,850
      3,170,000     Jacksonville Excise Tax, Alternative Minimum Tax,
                         0.000%, 10/01/15                                               No Opt. Call            Aaa      1,070,794
     10,395,000     Jacksonville (University Medical Center),
                         6.600%, 2/01/21                                                 2/02 at 102            AAA     11,255,186
      2,750,000     Kissimmee Utility Authority (Electric System),
                         6.500%, 10/01/17 (Pre-refunded to 10/01/01)                    10/01 at 102            Aaa      3,113,495
      1,000,000     Lakeland Electric and Water, 5.750%, 10/01/19                       10/99 at 100             Aa      1,006,430
                    Leesburg (Leesburg Regional Medical Center):
      1,500,000          6.250%, 7/01/09                                                 7/03 at 102             A-      1,575,615
      2,500,000          7.500%, 7/01/21                                                 7/02 at 102            N/R      2,962,600
      1,500,000     Martin County Water and Wastewater System,
                         5.700%, 10/01/23                                               10/01 at 102            Aaa      1,528,545
      1,350,000     Miami Parking System, 5.700%, 10/01/09                              No Opt. Call              A      1,420,376
      2,000,000     Opa-Locka Capital Improvement, 6.125%, 1/01/24                       1/04 at 102            Aaa      2,138,880
      1,675,000     Orange County Health Facility Authority (Adventist
                         Health System/Sunbelt), 6.875%, 11/15/15                       11/01 at 102            Aaa      1,860,439
        250,000     Orange County Health Facility Authority (Orlando
                         Regional Healthcare System), 5.000%, 10/01/15                  10/03 at 102            Aaa        239,830
        725,000     Orange County Sales Tax, 5.375%, 1/01/24                             1/03 at 102             A1        713,653
                    Orange County Tourist Development:
      3,000,000          6.500%, 10/01/19                                               10/02 at 102            Aaa      3,302,520
      7,490,000          6.000%, 10/01/21                                               10/02 at 100            Aaa      7,807,501
                    Orlando Utilities Commission:
      5,975,000          6.500%, 10/01/20 (Pre-refunded to 10/01/01)                    10/01 at 102            Aaa      6,764,776
      1,000,000          5.000%, 10/01/20                                               10/04 at 101             Aa        960,820
      1,000,000          5.250%, 10/01/23                                               10/03 at 102             Aa        979,170
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,500,000     Orlando and Orange County Expressway Authority,
                         5.950%, 7/01/23                                                 7/01 at 102             A-   $  1,526,760
        500,000     Palm Beach County General Obligation,
                         4.600%, 7/01/07                                                No Opt. Call             Aa        487,570
                    Palm Beach County Airport Authority:
     10,700,000          7.750%, 10/01/10                                               10/01 at 102            Aaa     12,607,703
      2,500,000          6.375%, 10/01/14                                               10/02 at 102            Aaa      2,701,375
      1,240,000     Pensacola Airport System, Alternative Minimum Tax,
                         5.250%, 10/01/18                                               10/03 at 102            Aaa      1,216,490
      2,025,000     Plantation Electric System, 5.375%, 8/15/12                          8/03 at 102            Aaa      2,057,582
     16,000,000     Reedy Creek Improvement District, Utilities System,
                         6.500%, 10/01/16 (Pre-refunded to 10/01/01)                    10/01 at 101            Aaa     17,988,800
      2,500,000     St. Lucie County, Solid Waste Disposal (Florida
                         Power and Light Company), Alternative Minimum
                         Tax, 7.150%, 2/01/23                                            2/01 at 102             A2      2,726,875
      5,000,000     St. Petersburg Health Facilities Authority (St. Joseph's
                         Hospital Inc.), 7.000%, 12/01/15                               12/01 at 102            Aaa      5,676,700
      5,500,000     St. Petersburg Public Improvement, 6.375%, 2/01/12                   2/02 at 102            Aaa      5,957,270
      2,300,000     Sarasota County Utility System, 6.500%, 10/01/22                    10/04 at 102            Aaa      2,551,893
      2,000,000     Seminole County School Board, Certificates of
                         Participation, 6.125%, 7/01/19                                  7/04 at 102            Aaa      2,140,760
      1,000,000     Stuart Public Utilities, 6.800%, 10/01/24                           10/03 at 100            Aaa      1,125,730
      3,000,000     Tampa (The Florida Aquarium Project),
                         7.750%, 5/01/27                                                 5/02 at 102            N/R      3,263,670
      1,000,000     Venice Utilities System, 5.500%, 7/01/14                             7/03 at 102            Aaa      1,009,950
      1,000,000     Puerto Rico Highway and Transportation Authority,
                         5.250%, 7/01/20                                             7/03 at 101 1/2              A        962,020
   $299,255,000     Total Investments - (cost $299,170,929) - 98.2%                                                    321,287,779
   ============
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.4%
   $  1,400,000     Atlantic Beach Improvement & Refunding Bonds,
   ============
                         Series 1994B (Fleet Landing Project), Variable Rate
                         Demand Bonds, 6.100%, 10/01/24t                                                     VMIG-1      1,400,000
                    Other Assets Less Liabilities - 1.4%                                                                 4,431,561
                    Net Assets - 100%                                                                                 $327,119,340
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          53           $200,250,663            62%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          20             72,486,074            23
PORTFOLIO OF                                    A+                            A1           4             18,549,391             6
INVESTMENTS                                  A, A-                     A, A2, A3           7              9,878,198             3
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           3             10,137,483             3
TEMPORARY                                    Other                         Other           2              3,759,700             1
INVESTMENTS):                            Non-rated                     Non-rated           2              6,226,270             2
TOTAL                                                                                     91           $321,287,779           100%

* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)
NUVEEN INSURED FLORIDA PREMIUM INCOME MUNICIPAL FUND (NFL)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Florida Department of General Services, Bond
                         Finance Division:
   $  4,500,000          5.750%, 7/01/11                                                 7/05 at 101            Aaa   $  4,722,525
      6,350,000          4.750%, 7/01/12                                                 7/04 at 101            Aaa      6,080,062
      3,500,000          4.900%, 7/01/13                                                 7/04 at 101            Aaa      3,405,745
      1,590,000     Florida Housing Finance Agency (Williamsburg
                         Village Apartments), Alternative Minimum Tax,
                         6.100%, 12/01/20                                               12/05 at 102            Aaa      1,612,785
                    Florida Municipal Power Agency:
      4,000,000          6.500%, 10/01/20 (Pre-refunded to 10/01/02)                    10/02 at 102            Aaa      4,570,880
      3,000,000          6.250%, 10/01/21 (Pre-refunded to 10/01/02)                    10/02 at 102            Aaa      3,384,600
      6,625,000          6.000%, 10/01/27 (Pre-refunded to 10/01/02)                    10/02 at 102            Aaa      7,378,130
      4,250,000     Florida Municipal Power Agency, St. Lucie Project,
                         5.250%, 10/01/21                                               10/02 at 102            Aaa      4,193,518
      1,500,000     Florida Municipal Power Agency, Tri-City Project,
                         5.500%, 10/01/19                                               10/03 at 100            Aaa      1,505,970
                    Florida Turnpike Authority:
      2,000,000          7.000%, 7/01/04                                                 7/01 at 102            Aaa      2,269,060
     12,185,000          5.500%, 7/01/13                                                 7/05 at 101            Aaa     12,522,646
      3,995,000          6.350%, 7/01/22 (Pre-refunded to 7/01/02)                       7/02 at 101            Aaa      4,485,746
      5,415,000     Alachua County Health Facilities Authority (Shands
                         Hospital), 5.750%, 12/01/15                                    12/02 at 100            Aaa      5,512,037
      3,000,000     Broward County Airport System, 5.250%, 10/01/09                     10/03 at 102            Aaa      3,040,230
      3,750,000     Broward County Health Facilities Authority (Holy
                         Cross Hospital), 5.850%, 6/01/12                                6/03 at 102            Aaa      3,935,550
                    Broward County School District, General Obligation:
      3,400,000          7.750%, 2/15/07 (Pre-refunded to 2/15/98)                       2/98 at 102            Aaa      3,730,140
      1,000,000          7.125%, 2/15/08 (Pre-refunded to 2/15/99)                       2/99 at 102            Aaa      1,109,880
      2,120,000     Charlotte County Utility System, 5.500%, 10/01/17                   10/03 at 102            Aaa      2,142,938
      1,000,000     Clay County Utilities System, 5.000%, 11/01/17                      11/03 at 102            Aaa        978,470
      1,000,000     Cocoa Water and Sewer System, 5.000%, 10/01/23                      10/03 at 100            Aaa        954,470
      7,000,000     Dade County General Obligation, 12.000%, 10/01/97                   No Opt. Call            Aaa      7,956,620
      3,000,000     Dade County Aviation, 5.500%, 10/01/11                              10/03 at 102            Aaa      3,095,490
                    Dade County (Jackson Memorial Hospital):
        250,000          5.625%, 6/01/18                                                 6/03 at 102            Aaa        254,008
      1,900,000          5.250%, 6/01/23                                                 6/03 at 102            Aaa      1,868,726
                    Dade County School District General Obligation:
      1,000,000          7.200%, 7/01/02 (Pre-refunded to 7/01/99)                       7/99 at 102            Aaa      1,121,110
      5,000,000          5.000%, 8/01/12                                                 8/03 at 101            Aaa      4,925,000
      3,500,000          5.000%, 8/01/14                                                 8/03 at 101            Aaa      3,423,175
      1,000,000     Dade County Seaport, 6.200%, 10/01/05                               No Opt. Call            Aaa      1,116,050
                    Dade County Water and Sewer System:
        500,000          6.250%, 10/01/10                                               No Opt. Call            Aaa        562,680
      3,730,000          5.750%, 10/01/22                                               10/05 at 102            Aaa      3,850,367
      5,600,000     Dade County Health Facilities Authority (Baptist
                         Hospital of Miami), 5.250%, 5/15/21                             5/03 at 101            Aaa      5,510,904
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,000,000     Daytona Beach Water and Sewer System,
                         5.500%, 11/15/17                                               11/02 at 100            Aaa   $  3,019,410
      4,000,000     Dunedin (Mease Health Care), 5.375%, 11/15/21                       11/03 at 101            Aaa      3,972,080
      7,250,000     Duval County Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         6.700%, 10/01/26                                               10/04 at 102            Aaa      7,594,375
      3,005,000     Escambia County Housing Finance Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         6.900%, 4/01/20                                                10/02 at 102            Aaa      3,161,530
      6,000,000     Escambia County Sales Tax, 5.800%, 1/01/15                           1/03 at 102            Aaa      6,249,660
                    Greater Orlando Aviation Authority, Alternative
                         Minimum Tax:
      2,950,000          7.400%, 10/01/06                                               10/96 at 102            Aaa      3,083,311
      3,975,000          5.500%, 10/01/18                                               10/03 at 102            Aaa      3,972,059
      2,000,000          6.375%, 10/01/21                                               10/02 at 102            Aaa      2,150,420
      1,400,000     Hernando County Capital Improvement,
                         5.750%, 2/01/14                                                 2/03 at 102            Aaa      1,455,650
     14,000,000     Hillsborough County Aviation Authority (Tampa
                         International Airport), 5.600%, 10/01/19                       10/03 at 102            Aaa     14,182,420
      1,000,000     Hillsborough County Aviation Authority (Tampa
                         International Airport), Alternative Minimum Tax,
                         5.375%, 10/01/23                                               10/03 at 102            Aaa        992,780
      2,500,000     Hillsborough County Industrial Development
                         Authority (University Community Hospital),
                         6.500%, 8/15/19                                                No Opt. Call            Aaa      2,979,225
      2,000,000     Hillsborough County Utility System, 6.625%, 8/01/11                  8/02 at 102            Aaa      2,196,780
     10,495,000     Hollywood Water and Sewer System, 5.600%, 10/01/23                  10/03 at 102            Aaa     10,631,750
      8,000,000     Indian River County, Water and Sewer System,
                         5.250%, 9/01/24                                                 9/08 at 100            Aaa      7,923,280
      2,875,000     Jacksonville Beach Utility System, 5.500%, 10/01/14                 10/02 at 102            Aaa      2,909,586
      4,800,000     Jacksonville Excise Tax, Alternative Minimum Tax,
                         5.750%, 10/01/20                                               10/03 at 102            Aaa      4,912,848
      3,605,000     Jacksonville (Windermere Manor Apartments-GNMA),
                         5.875%, 3/20/28                                                 9/03 at 102            AAA      3,629,838
      3,350,000     Jacksonville Port Authority Airport, Alternative
                         Minimum Tax, 5.250%, 10/01/17                                  10/03 at 102            Aaa      3,287,958
      1,025,000     Jacksonville Sales Tax (River City Renaissance Project),
                         5.500%, 10/01/10                                               10/05 at 101            Aaa      1,059,819
      2,700,000     Lee County, Capital and Transportation Facilities,
                         5.600%, 10/01/21                                               10/03 at 102            Aaa      2,735,181
     10,235,000     Okaloosa County School Board, Sales Tax,
                         6.000%, 9/01/99                                                No Opt. Call            Aaa     10,917,982
      1,000,000     Opa-Locka Capital Improvement, 7.000%, 1/01/14                       1/04 at 102            Aaa      1,155,950
      6,000,000     Orange County Tourist Development,
                         6.250%, 10/01/13                                               10/02 at 102            Aaa      6,440,220
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,000,000     Orange County Water Utilities System,
                         6.250%, 10/01/17                                                4/02 at 102            Aaa   $  2,142,520
      6,000,000     Orlando Utilities Commission, 5.500%, 10/01/20                      10/99 at 100            Aaa      6,006,480
      5,800,000     Orlando and Orange County Expressway Authority,
                         5.500%, 7/01/18                                                 7/03 at 102            Aaa      5,862,002
                    Palm Bay Utility System:
      1,000,000          6.200%, 10/01/17 (Pre-refunded to 10/01/02)                    10/02 at 102            Aaa      1,125,300
      3,295,000          6.200%, 10/01/22 (Pre-refunded to 10/01/02)                    10/02 at 102            Aaa      3,707,864
      5,550,000     Palm Beach County Airport Authority,
                         7.625%, 10/01/04                                               10/01 at 102            Aaa      6,485,841
                    Palm Beach County, Administrative Complex:
      1,265,000          5.200%, 6/01/06                                                No Opt. Call            Aaa      1,303,342
      6,500,000          5.250%, 6/01/11                                                No Opt. Call            Aaa      6,634,355
                    Palm Beach County, Criminal Justice Facilities:
      3,000,000          5.375%, 6/01/08                                                No Opt. Call            Aaa      3,124,200
      4,000,000          5.375%, 6/01/10                                                No Opt. Call            Aaa      4,154,760
      2,335,000     Pasco County Gas Tax, 5.750%, 8/01/13                                8/02 at 102            Aaa      2,433,607
      6,000,000     Polk County Industrial Development Authority
                         (Winter Haven Hospital), 6.250%, 9/01/15                        9/02 at 103            Aaa      6,433,500
      3,000,000     Port Saint Lucie Utility System, 6.000%, 9/01/24                     9/04 at 102            Aaa      3,155,940
     10,000,000     Reedy Creek Improvement District, 5.000%, 10/01/19                  10/04 at 101            Aaa      9,708,300
      5,000,000     Reedy Creek Improvement District, Alternative
                         Minimum Tax, 8.500%, 10/01/09                                  10/97 at 102            Aaa      5,444,150
                    St. Lucie County Utility System:
      6,000,000          5.500%, 10/01/15                                               10/03 at 102            Aaa      6,145,320
      2,000,000          5.500%, 10/01/17                                               10/03 at 102            Aaa      2,101,540
      1,200,000          5.500%, 10/01/21                                               10/03 at 102            Aaa      1,259,436
      3,000,000     Sebring Water and Wastewater System, 5.500%, 1/01/23                 1/03 at 102            Aaa      3,020,100
      2,500,000     Seminole County, Solid Waste Disposal System,
                         5.250%, 10/01/20                                               10/03 at 102            Aaa      2,477,550
     11,285,000     Seminole County, Water and Sewer System,
                         6.000%, 10/01/19                                               No Opt. Call            Aaa     12,732,300
      2,500,000     Tampa, Allegany Health System (St. Joseph's Hospital),
                         5.125%, 12/01/23                                               12/03 at 102            Aaa      2,406,550
      1,100,000     Volusia County Tourist Development, 5.250%, 12/01/13                12/02 at 101            Aaa      1,105,972
      1,940,000     West Palm Beach Guaranteed Entitlement,
                         5.375%, 10/01/14                                               10/03 at 101            Aaa      1,956,005
   $310,095,000     Total Investments - (cost $307,580,784) - 98.7%                                                    322,760,558
   ============

      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.1%
   $    200,000     Atlantic Beach Improvement & Refunding Bonds,
   ============
                         Series 1994B (Fleet Landing Project), Variable Rate
                         Demand Bonds, 6.100%, 10/01/24t                                                     VMIG-1   $    200,000
                    Other Assets Less Liabilities - 1.2%                                                                 3,960,269
                    Net Assets - 100%                                                                                 $326,920,827
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          79           $322,760,558           100%
RATINGS**
PORTFOLIO OF
INVESTMENTS
(EXCLUDING
TEMPORARY
INVESTMENTS):
TOTAL                                                                                     79           $322,760,558           100%

All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest.
* Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings: Using the higher of Standard & Poor's or Moody's rating.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                          NQF            NUF            NFL
ASSETS
Investments in municipal securities, at market value
   (note 1)                                                          $358,168,069   $321,287,779   $322,760,558
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                               1,200,000      1,400,000        200,000
Cash                                                                      733,424        293,787         12,085
Receivables:
   Interest                                                             6,831,479      5,545,365      5,190,970
   Investments sold                                                        76,692        --              --
Prepaid Preferred shares auction fees (note 1)                            --             --             --
Other assets                                                               19,333         24,115         21,995
                                                                     ------------   ------------   ------------
     Total assets                                                     367,028,997    328,551,046    328,185,608
                                                                     ------------   ------------   ------------
LIABILITIES
Accrued expenses:
   Management fees (note 6)                                               196,487        176,437        175,891
   Other                                                                  154,322        117,422        158,952
Preferred share dividends payable                                          27,872         58,329          1,026
Common share dividends payable                                          1,379,479      1,079,518        928,912
Capital gains distribution payable                                          6,595        --              --
                                                                     ------------   ------------   ------------
     Total liabilities                                                  1,764,755      1,431,706      1,264,781
                                                                     ------------   ------------   ------------
Net assets (note 7)                                                  $365,264,242   $327,119,340   $326,920,827
                                                                     ============   ============   ============
Preferred shares, at liquidation value                               $110,000,000   $105,000,000   $111,000,000
                                                                     ============   ============   ============
Preferred shares outstanding                                                4,400          4,200          4,440
                                                                     ============   ============   ============
Common shares outstanding                                              16,061,110     14,019,714     14,290,929
                                                                     ============   ============   ============
Net asset value per Common share outstanding
   (net assets less Preferred shares at liquidation
   value, divided by Common shares outstanding)                      $      15.89   $      15.84   $      15.11
                                                                     ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended December 31, 1995
(Unaudited)
                                                                          NQF            NUF            NFL
INVESTMENT INCOME
Tax-exempt interest income (note 1)                                   $11,232,867    $ 9,581,388    $ 8,703,207
                                                                      -----------    -----------    -----------
Expenses:
   Management fees (note 6)                                             1,153,728      1,034,361      1,014,614
   Preferred shares--auction fees                                         147,860        141,256        139,890
   Preferred shares--dividend disbursing agent fees                        11,096         17,645         15,123
   Shareholders' servicing agent fees and expenses                         22,908         19,683         25,185
   Custodian's fees and expenses                                           24,741         33,461         31,238
   Trustees' fees and expenses (note 6)                                     1,564            271            972
   Professional fees                                                        8,342         14,703          8,326
   Shareholders' reports--printing and mailing expenses                    33,050         37,536         17,599
   Stock exchange listing fees                                             17,835         17,420         14,068
   Investor relations expense                                               5,506          4,116          5,849
   Other expenses                                                          14,681         16,712         15,791
                                                                      -----------    -----------    -----------
     Total expenses                                                     1,441,311      1,337,164      1,288,655
                                                                      -----------    -----------    -----------
       Net investment income                                            9,791,556      8,244,224      7,414,552
                                                                      -----------    -----------    -----------
REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable (notes 1 and 3)                           (121,372)        78,672        (77,431)
Net change in unrealized appreciation or depreciation
   of investments                                                       7,668,282      7,958,447     17,516,014
                                                                      -----------    -----------    -----------
       Net gain from investments                                        7,546,910      8,037,119     17,438,583
                                                                      -----------    -----------    -----------
Net increase in net assets from operations                            $17,338,466    $16,281,343    $24,853,135
                                                                      ===========    ===========    ===========
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                             NQF                           NUF
                                                               6 months ended   Year ended   6 months ended   Year ended
                                                                  12/31/95        6/30/95       12/31/95        6/30/95
OPERATIONS
Net investment income                                           $  9,791,556   $ 19,744,909   $  8,244,224   $ 15,300,502
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                      (121,372)       412,877         78,672       (153,787)
Net change in unrealized appreciation or depreciation
   of investments                                                  7,668,282      5,951,700      7,958,447     10,128,544
                                                                ------------   ------------   ------------   ------------
     Net increase in net assets from operations                   17,338,466     26,109,486     16,281,343     25,275,259
                                                                ------------   ------------   ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                          (7,939,604)   (15,983,288)    (6,504,801)   (11,999,490)
     Preferred shareholders                                       (2,171,257)    (4,446,462)    (2,008,387)    (3,736,950)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                             (61,032)      (275,615)               --             --
     Preferred shareholders                                          (17,138)       (67,870)       --             --
                                                                ------------   ------------   ------------   ------------
Decrease in net assets from distributions to shareholders        (10,189,031)   (20,773,235)    (8,513,188)   (15,736,440)
                                                                ------------   ------------   ------------   ------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of
   NFO (note 1)                                                      --             --             --          49,625,430
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net
   realized gains from investment transactions                       580,679        305,589        --             --
                                                                ------------   ------------   ------------   ------------
   Net increase in net assets derived from capital
     share transactions                                              580,679        305,589        --          49,625,430
                                                                ------------   ------------   ------------   ------------
     Net increase in net assets                                    7,730,114      5,641,840      7,768,155     59,164,249
Net assets at beginning of period                                357,534,128    351,892,288    319,351,185    260,186,936
                                                                ------------   ------------   ------------   ------------
Net assets at end of period                                     $365,264,242   $357,534,128   $327,119,340   $319,351,185
                                                                ============   ============   ============   ============
Balance of undistributed net investment income at
   end of period                                                $    449,357   $    768,662   $    400,311   $    669,624
                                                                ============   ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                                  NFL
                                                                    6 months ended   Year ended
                                                                       12/31/95        6/30/95
OPERATIONS
Net investment income                                                $  7,414,552   $ 12,014,152
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                            (77,431)      (294,534)
Net change in unrealized appreciation or depreciation
   of investments                                                      17,516,014     15,762,710
                                                                     ------------   ------------
     Net increase in net assets from operations                        24,853,135     27,482,328
                                                                     ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                               (5,573,482)    (8,892,671)
     Preferred shareholders                                            (1,875,032)    (3,254,683)
From accumulated net realized gains from investment
   transactions:
     Common shareholders                                                  --             --
     Preferred shareholders                                               --             --
                                                                     ------------   ------------
Decrease in net assets from distributions to shareholders              (7,448,514)   (12,147,354)
                                                                     ------------   ------------
CAPITAL SHARE TRANSACTIONS (note 2)
Net proceeds from shares issued in acquisition of
   NFP (note 1)                                                           --         104,559,215
Net proceeds from Common shares issued to
   shareholders due to reinvestment of distributions
   from net investment income and from net
   realized gains from investment transactions                            --             --
                                                                     ------------   ------------
   Net increase in net assets derived from capital
     share transactions                                                   --         104,559,215
                                                                     ------------   ------------
     Net increase in net assets                                        17,404,621    119,894,189
Net assets at beginning of period                                     309,516,206    189,622,017
                                                                     ------------   ------------
Net assets at end of period                                          $326,920,827   $309,516,206
                                                                     ============   ============
Balance of undistributed net investment income at
   end of period                                                     $    630,194   $    664,152
                                                                     ============   ============
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At December 31, 1995, the state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Florida Investment Quality Municipal Fund (NQF), Nuveen Florida Quality Income Municipal Fund (NUF) and Nuveen Insured Florida Premium Income Municipal Fund
(NFL).

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

On January 10, 1995, NUF acquired all of the net assets of Nuveen Florida Premium Income Municipal Fund (NFO) pursuant to a plan of reorganization approved by the shareholders of the Funds on December 22, 1994. The acquisition was accomplished by a tax-free exchange of 2,097,760 shares of NUF for the 2,650,533 shares of NFO outstanding on January 10, 1995. NFO's net assets at that date of $49,625,430 included $4,885,890 of unrealized depreciation and $20,000,000 of preferred shares at liquidation value which were combined with that of NUF. The combined net assets of NUF immediately after the acquisition were $302,992,171.

On January 9, 1995, NFL acquired all of the net assets of Nuveen Insured Florida Premium Income Municipal Fund 2 (NFP) pursuant to a plan of reorganization approved by the shareholders of the Funds on December 22, 1994. The acquisition was accomplished by a tax-free exchange of 5,155,220 shares of NFL for the 5,508,850 shares of NFP outstanding on January 9, 1995. NFP's net assets at that date of $104,559,215 included $10,836,679 of unrealized depreciation and $41,000,000 of preferred shares at liquidation value which were combined with that of NFL. The combined net assets of NFL immediately after the acquisition were $287,194,313.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At December 31, 1995, there were no purchase commitments in any of the Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income taxes, to retain such tax exempt status when distributed to shareholders of the Funds. Further, each Fund intends to satisfy conditions so that the Fund's shares will also be exempt from the Florida intangible personal property tax.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from investment transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized capital gains, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the
Auction Agent, except for NUF Series Th which has lengthened its dividend period to three years. The number of shares outstanding, by Series and in total, at December 31 1995, for each Fund is as follows:
                                                                          NQF            NUF            NFL
Number of shares:
   Series M                                                               --            1,700           --
   Series T                                                              2,200           --             --
   Series W                                                               --             --            1,640
   Series Th                                                              --            1,700*         2,800
   Series F                                                              2,200            800           --
                                                                         -----          -----          -----
Total                                                                    4,400          4,200          4,440
                                                                         =====          =====          =====

*Three year period

Preferred share auction fees paid by NUF in connection with lengthening the dividend period on Series Th has been capitalized and is being amortized over the respective dividend period.

Insurance
NFL invests in municipal securities which are covered by insurance guaranteeing the timely payment of principal and interest thereon or backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities to ensure the timely payment of principal and interest. Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Fund's shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the net asset value of the Fund's shares include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Fund the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 119 Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended December 31, 1995.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:
                                                                                  NQF                               NUF
                                                                    6 months ended   Year ended   6 months ended   Year ended
                                                                       12/31/95        6/30/95       12/31/95        6/30/95
Common shares:
Shares issued in acquisition of NFO (note 1)                              --             --             --          2,097,760
Shares issued to shareholders due to reinvestment
   of distributions from net investment income and
   from net realized gains from investment
   transactions                                                         36,963         19,878           --             --
                                                                        ------         ------         ------        ---------
Net increase                                                            36,963         19,878           --          2,097,760
                                                                        ======         ======         ======        =========
Preferred shares acquired from NFO (note 1)                               --             --             --                800
                                                                        ======         ======         ======        =========
                                                                                  NFL
                                                                    6 months ended   Year ended
                                                                       12/31/95       6/30/95
Common shares:
Shares issued in acquisition of NFP (note 1)                              --          5,155,220
Shares issued to shareholders due to reinvestment
   of distributions from net investment income and
   from net realized gains from investment
   transactions                                                           --             --
                                                                        ------        ---------
Net increase                                                              --          5,155,220
                                                                        ======        =========
Preferred shares acquired from NFP (note 1)                               --              1,640
                                                                        ======        =========

3. SECURITIES TRANSACTIONS
Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended
December 31, 1995, were as follows:
                                                                          NQF            NUF            NFL
PURCHASES
Investments in municipal securities                                   $35,426,045    $31,039,913    $55,764,611
Temporary municipal investments                                        65,300,000     43,796,000     32,300,000
SALES AND MATURITIES
Investments in municipal securities                                    35,335,635     25,922,565     50,245,830
Temporary municipal investments                                        65,545,000     49,296,000     37,500,000
                                                                      ===========    ===========    ===========

At December 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

At June 30, 1995, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryovers will expire as follows:
                                                                          NUF*          NFLt
Expiration year:
   2001                                                               $   --         $   52,596
   2002                                                                2,053,171      1,801,048
   2003                                                                   95,170        555,689
                                                                      ----------     ----------
Total                                                                 $2,148,341     $2,409,333
                                                                      ==========     ==========

* Due to the acquisition of NFO by NUF (note 1), NFO had net realized losses from investment transactions of $1,996,352 which were carried forward by NUF, as permitted under applicable tax regulations.
t Due to the acquisition of NFP by NFL (note 1), NFP had net realized losses from investment transactions of $1,801,048 which were carried forward by NFL, as permitted under applicable tax regulations.

4. Distributions to COMMON Shareholders
On January 2, 1996, the Funds declared Common share dividend distributions from their ordinary income which were paid February 1, 1996, to shareholders of record on on January 15, 1996, as follows:
                                                                          NQF            NUF            NFL
Dividend per share                                                      $.0825         $.0770         $.0650
                                                                        ======         ======         ======

5. Unrealized Appreciation (Depreciation)
Gross unrealized appreciation and gross unrealized depreciation of investments at December 31, 1995, were as follows:
                                                                          NQF            NUF            NFL
Gross unrealized:
   Appreciation                                                       $31,749,416    $22,997,688    $15,179,774
   Depreciation                                                          (475,019)      (880,838)       --
                                                                      -----------    -----------    -----------
Net unrealized appreciation                                           $31,274,397    $22,116,850    $15,179,774
                                                                      ===========    ===========    ===========

6. MANAGEMENT FEE and Other Transactions with Affiliates
Under the Funds' investment management agreements with Nuveen Advisory Corp.
(the "Adviser"), each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value                                       Management fee
For the first $125,000,000                                              .65 of 1%
For the next $125,000,000                                             .6375 of 1
For the next $250,000,000                                              .625 of 1
For the next $500,000,000                                             .6125 of 1
For the next $1,000,000,000                                              .6 of 1
For net assets over $2,000,000,000                                    .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. Composition of Net Assets
At December 31, 1995, net assets consisted of:
                                                                          NQF            NUF            NFL
Preferred shares, $25,000 stated value per share,
   at liquidation value                                              $110,000,000   $105,000,000   $111,000,000
Common shares, $.01 par value per share                                   160,611        140,197        142,909
Paid-in surplus                                                       223,482,513    201,754,433    202,669,135
Balance of undistributed net investment income                            449,357        400,311        630,194
Accumulated net realized gain (loss) from
   investment transactions                                               (102,636)    (2,292,451)    (2,701,185)
Net unrealized appreciation or depreciation
   of investments                                                      31,274,397     22,116,850     15,179,774
                                                                     ------------   ------------   ------------
     Net assets                                                      $365,264,242   $327,119,340   $326,920,827
                                                                     ============   ============   ============
Authorized shares:
   Common                                                               Unlimited      Unlimited      Unlimited
   Preferred                                                            Unlimited      Unlimited      Unlimited
                                                                     ============   ============   ============

8. Investment Composition
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At December 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NQF            NUF            NFL
Revenue Bonds:
   Transportation                                                          5%            19%            19%
   Housing Facilities                                                     16              9              5
   Water / Sewer Facilities                                                7              5             16
   Health Care Facilities                                                 14             11             10
   Electric Utilities                                                      6              3             10
   Pollution Control Facilities                                            3             10             --
   Lease Rental Facilities                                                 4              3             --
   Educational Facilities                                                 --              3             --
   Other                                                                   9              9             22
General Obligation Bonds                                                   9              9              5
Escrowed Bonds                                                            27             19             13
                                                                         ----           ----           ----
                                                                         100%           100%           100%
                                                                         ====           ====           ====
Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (59% for NQF, 59% for NUF and 100% for NFL).
Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares, as more fully discussed in Note 1.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
(Unaudited)
selected data for a common share outstanding throughout each period is as follows:
                                   Operating performance    Dividends from net investment income
                                                     Net
                                              realized &
                                              unrealized
                       Net asset       Net   gain (loss)
                           value   invest-          from                   To                  To
                       beginning      ment       invest-               Common           Preferred
                       of period    income       ments**         shareholders       shareholderst
NQF
Six months ended
   12/31/95              $15.450    $ .610       $ .465              $ (.495)             $(.135)
Year ended 6/30,
   1995                   15.110     1.233         .404                (.998)              (.278)
   1994                   16.030     1.223        (.885)               (.998)              (.239)
   1993                   14.990     1.258        1.043               (1.021)              (.223)
8 mos. ended
   6/30/92                14.490      .851         .465                (.660)              (.156)
2/21/91 to
   10/31/91               14.050      .671         .562                (.495)              (.122)
NUF
Six months ended
   12/31/95               15.290      .588         .569                (.464)              (.143)
Year ended 6/30,
   1995                   14.690     1.193         .634                (.937)              (.290)
   1994                   15.780     1.186       (1.075)               (.958)              (.243)
   1993                   14.570     1.205        1.217                (.972)              (.205)
10/17/91 to
   6/30/92                14.050      .609         .639                (.456)              (.085)
                                                 Distributions from capital gains
                                                                        Organiza-                       Per
                                                                         tion and                    Common
                                                                   offering costs                     share
                                                                    and Preferred                    market
                                      To                  To                share     Net asset       value
                                  Common           Preferred         underwriting     value end      end of
                            shareholders       shareholderst            discounts     of period      period
NQF
Six months ended
   12/31/95                      $(.004)             $(.001)               $  --        $15.890     $15.875
Year ended 6/30,
   1995                           (.017)              (.004)                  --         15.450      15.375
   1994                           (.017)              (.004)                  --         15.110      15.125
   1993                           (.014)              (.003)                  --         16.030      16.625
8 mos. ended
   6/30/92                           --                  --                   --         14.990      16.000
2/21/91 to
   10/31/91                          --                  --                (.176)        14.490      15.500
NUF
Six months ended
   12/31/95                          --                  --                   --         15.840      15.000
Year ended 6/30,
   1995                              --                  --                   --         15.290      14.750
   1994                              --                  --                   --         14.690      14.000
   1993                           (.029)              (.006)                  --         15.780      15.625
10/17/91 to
   6/30/92                           --                  --                (.187)        14.570      14.625
                                                               Ratios/Supplemental data
                         Total
                       invest-                                                 Ratio of
                          ment                                                      net
                        return         Total     Net assets      Ratio of    investment
                            on     return on         end of      expenses        income    Portfolio
                        market     net asset     period (in    to average    to average     turnover
                       valuett       valuett     thousands)   net assets@   net assets@         rate
NQF
Six months ended
   12/31/95              6.58%         6.19%       $365,264         .79%*        5.40%*          10%
Year ended 6/30,
   1995                  8.98          9.43         357,534         .81          5.64             3
   1994                 (3.16)          .45         351,892         .81          5.35             4
   1993                 10.72         14.37         364,973         .80          5.63            13
8 mos. ended
   6/30/92               7.71          8.22         346,612         .77*         5.92*            3
2/21/91 to
   10/31/91              6.70          6.79         337,834         .76*         5.47*           --
NUF
Six months ended
   12/31/95              4.90          6.74         327,119          .82*        5.08*            8
Year ended 6/30,
   1995                 12.74         10.97         319,351          .86         5.38             8
   1994                 (4.63)        (1.02)        260,187          .84         5.21             5
   1993                 14.07         15.73         272,557          .86         5.41            14
10/17/91 to
   6/30/92                .56          7.09         256,723          .81*        5.00*           --

See notes on page 42.

FINANCIAL HIGHLIGHTS
(Unaudited)
selected data for a common share outstanding throughout each period is as follows:
                                       Operating performance   Dividends from net investment income
                                                         Net
                                                  realized &
                                                  unrealized
                          Net asset        Net   gain (loss)
                              value    invest-          from                  To                To
                          beginning       ment       invest-              Common         Preferred
                          of period     income       ments**        shareholders     shareholderst
NFL
Six months ended
   12/31/95                 $13.890     $ .519      $ 1.222              $(.390)           $(.131)
Year ended 6/30,
   1995                      13.090      1.044         .829               (.790)            (.283)
   1994                      14.540      1.028       (1.487)              (.810)            (.181)
12/17/92 to
   6/30/93                   14.050       .340         .640               (.260)            (.041)

                                      Distributions from capital gains
                                                             Organiza-                    Per
                                                              tion and                 Common
                                                        offering costs                  share
                                                         and Preferred                 market
                                 To                To            share   Net asset      value
                             Common         Preferred     underwriting   value end     end of
                       shareholders     shareholderst        discounts   of period     period
NFL
Six months ended
   12/31/95                   $  --             $  --           $  --      $15.110    $13.000
Year ended 6/30,
   1995                          --                --              --       13.890     12.750
   1994                          --                --              --       13.090     12.875
12/17/92 to
   6/30/93                       --                --           (.189)      14.540     14.750

                                                                Ratios/Supplemental data
                          Total
                        invest-                                                 Ratio of
                           ment                                                      net
                         return         Total     Net assets     Ratio of     investment
                             on     return on         end of     expenses         income   Portfolio
                         market     net asset     period (in   to average     to average    turnover
                        valuett       valuett     thousands)  net assets@    net assets@        rate
NFL
Six months ended
   12/31/95               5.06%        11.77%       $326,921        .81%*         4.66%*         16%
Year ended 6/30,
   1995                   5.59         12.75         309,516        .88           4.95            5
   1994                  (7.45)        (4.75)        189,622        .85           4.67           17
12/17/92 to
   6/30/93                 .07          5.39         202,579        .90*          3.87*          21

* Annualized.
** Net of taxes, if applicable.
t The amounts shown are based on Common share equivalents.
tt Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share.Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
@ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.

For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.

As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.

Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286

ETF1-FEB 96